Note 1 - Nature of Business and Financial Condition	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 - Nature of Business and Financial Condition

Aytu BioPharma, Inc. (“Aytu,” the “Company,” “we,” “us,” or “our”), is a pharmaceutical company focused on commercializing novel therapeutics. The Company was originally incorporated as Rosewind Corporation on August 9, 2002, in the state of Colorado and was re-incorporated as Aytu BioScience, Inc. in the state of Delaware on June 8, 2015. Following the acquisition of Neos Therapeutics, Inc. (“Neos”) in March 2021 (the “Neos Acquisition”), the Company changed its name to Aytu BioPharma, Inc.

The Company’s strategy is to become a leading pharmaceutical company that improves the lives of patients. The Company uses a focused approach of in-licensing, acquiring, developing, and commercializing novel prescription therapeutics in order to continue building its portfolio of revenue-generating products and leveraging its commercial team’s expertise to build leading brands within large therapeutic markets. The Company’s primary focus is on commercializing innovative prescription products that address conditions frequently developed or diagnosed in childhood.

In the first quarter of fiscal 2025 the Company completed the previously announced wind down and divestiture of its Consumer Health business. The accounting requirements for reporting the Consumer Health business as discontinued operation were met when the wind down and divestiture was completed on July 31, 2024. Accordingly, the Company’s consolidated financial statements for all periods presented reflect the Consumer Health business as a discontinued operation and the Company determined that its continuing operations now operate in a single operating and reportable segment (see Note 20 – Discontinued Operations and Segment Information within Note 2 - Summary of Significant Accounting Policies for further detail).

The Company’s business from continuing operations is focused on its prescription pharmaceutical products sold primarily through third party wholesalers and pharmacies and which primarily consists of two product portfolios. The first consists of two products for the treatment of attention deficit hyperactivity disorder (“ADHD”): Adzenys XR-ODT (amphetamine) extended-release orally disintegrating tablets (“Adzenys”) and Cotempla XR-ODT (methylphenidate) extended-release orally disintegrating tablets (“Cotempla” and Adzenys together with Cotempla the “ADHD Portfolio”). The second consists primarily of Karbinal® ER (carbinoxamine maleate extended-release oral suspension) (“Karbinal”), an extended-release first-generation antihistamine suspension containing carbinoxamine indicated to treat numerous allergic conditions, and Poly-Vi-Flor and Tri-Vi-Flor, two complementary prescription fluoride-based supplement product lines containing combinations of fluoride and vitamins in various formulations for infants and children with fluoride deficiency (the “Pediatric Portfolio”).

During the fourth quarter of fiscal 2024, the Company concluded that it had alleviated the Company’s previously disclosed substantial doubt about its ability to continue as a going concern. This was primarily the result of the extinguishment of its $15.0 million term loan that was due in January 2025, while entering into a new $13.0 million term loan on more favorable terms to the Company with a maturity date of June 2028. Further, the Company maintained and extended the maturity date of its revolving credit facility to June 2028 and had $5.6 million of remaining availability to draw upon as of June 30, 2024 (see Note 10 – Revolving Credit Facility and Note 11 – Long-Term Debt for further detail). In addition, during fiscal 2024 the Company received $3.5 million of net proceeds from the exercise of warrants, was in compliance with all of its debt covenants as of June 30, 2024, and through the filing of this Annual Report on Form 10-K for the year ended June 30, 2024 (“Form 10-K” or “Annual Report”). The Company has implemented and continues to implement plans to achieve operating profitability and increase cash flows, including various margin improvement initiatives, the wind down and divestiture of the Company’s unprofitable Consumer Health business, and the indefinite suspension of certain research and development activities. Considering these factors, management has concluded that as of the filing of this Form 10-K, substantial doubt about the Company’s ability to continue as a going concern did not exist.

The Company’s consolidated financial Statements and notes thereto have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business within one year after the date the consolidated financial statements and notes thereto are available to be issued.